Subsequent Event RELATED PARTY LOAN (Details) (USD $) In Millions, unless otherwise specified	24 Months Ended	39 Months Ended
	Feb. 05, 2017	May 06, 2020	Feb. 05, 2015	Dec. 31, 2014	Dec. 31, 2013	Feb. 28, 2013	Feb. 05, 2013	Feb. 06, 2017
Tranche A [Member]
Subsequent Event [Line Items]
Equity contribution from Parent company			$ 45.0
Tranche B [Member]
Subsequent Event [Line Items]
Equity contribution from Parent company			44.0
7.875% Senior Secured Notes due 2021 | Senior Notes [Member]
Subsequent Event [Line Items]
Stated interest rate on debt instrument				7.875%	7.875%	7.875%	7.875%
Related party loan [Member] | All Tranches [Member]
Subsequent Event [Line Items]
Equity contribution from Parent company			238.5
Related party loan [Member] | Tranche A [Member]
Subsequent Event [Line Items]
Equity contribution from Parent company			43.8
Related party loan [Member] | Tranche B [Member]
Subsequent Event [Line Items]
Equity contribution from Parent company			43.8
Related party loan [Member] | Tranche C [Member]
Subsequent Event [Line Items]
Equity contribution from Parent company			$ 150.9
London Interbank Offered Rate (LIBOR) [Member] | Related party loan [Member]
Subsequent Event [Line Items]
Basis spread on variable rate	10000.00%	50000.00%
Weighted average interest rate			1.25%					5.25%